Western & Southern	Cincinnati, OH 45202
400 Broadway
Tel: 513-629-1648
Fax: 513-629-1044
Financial Group®	benjamin.mollozzi@westernsouthernlife.com

October 31, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Strategic Trust (the "Trust")
File Nos: 002-80859 and 811-03651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated October 27, 2023, do not differ from those contained in Post-Effective Amendment No. 235 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on October 26, 2023 (SEC Accession No. 0001683863- 23-007250) and became effective on October 27, 2023.

Please contact the undersigned at (513) 629-1648 or Mike Davalla of K&L Gates LLP at (617) 951-9083 if you have any questions.

Sincerely,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi

Counsel